NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Subsidiaries and Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
26,651 shares (cost $720,899)	$797,131
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
19,428 shares (cost $100,096)	133,274
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
25,415 shares (cost $680,602)	831,315
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
12,127 shares (cost $66,749)	64,029
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
62,050 shares (cost $241,510)	320,801
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
9,606 shares (cost $445,944)	361,561
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
19,439 shares (cost $637,702)	727,400
Emerging Markets Debt Portfolio - Class I (MSEM)
1,456 shares (cost $11,061)	12,103
U.S. Real Estate Portfolio - Class I (MSVRE)
56,151 shares (cost $681,533)	761,971
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
74,530 shares (cost $1,040,577)	1,043,426
Federated NVIT High Income Bond Fund - Class I (HIBF)
46,168 shares (cost $310,561)	301,941
NVIT Emerging Markets Fund - Class III (GEM3)
33,916 shares (cost $347,647)	343,909
NVIT International Equity Fund - Class I (GIG)
21,882 shares (cost $195,116)	175,059
NVIT International Equity Fund - Class III (GIG3)
11,308 shares (cost $107,460)	90,580
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
778 shares (cost $7,009)	6,062
NVIT Core Bond Fund - Class I (NVCBD1)
1,987 shares (cost $20,654)	21,637
NVIT Fund - Class I (TRF)
190,395 shares (cost $1,943,211)	1,723,073
NVIT Government Bond Fund - Class I (GBF)
298,078 shares (cost $3,483,970)	3,556,073
American Century NVIT Growth Fund - Class I (CAF)
14,414 shares (cost $159,017)	198,330
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
3,420 shares (cost $26,847)	29,925
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
46,023 shares (cost $461,280)	469,431
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
104,030 shares (cost $1,116,961)	1,074,631
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
111,802 shares (cost $1,312,568)	1,114,666
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
72,829 shares (cost $729,437)	756,690
NVIT Mid Cap Index Fund - Class I (MCIF)
124,945 shares (cost $2,117,525)	2,192,788
NVIT Money Market Fund - Class I (SAM)
3,641,315 shares (cost $3,641,315)	3,641,315
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
383 shares (cost $3,290)	3,343

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,539 shares (cost $24,950)	23,693
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
42,310 shares (cost $294,629)	431,136
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
134 shares (cost $1,266)	1,328
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
28,522 shares (cost $360,852)	437,248
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
56,446 shares (cost $599,078)	557,691
NVIT Multi-Manager Small Company Fund - Class I (SCF)
66,723 shares (cost $1,316,777)	1,132,281
NVIT Large Cap Growth Fund - Class I (NVOLG1)
497,483 shares (cost $7,530,417)	7,308,021
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
28,044 shares (cost $293,777)	273,713
NVIT Real Estate Fund - Class I (NVRE1)
2,647 shares (cost $20,605)	23,981
VP Income & Growth Fund - Class I (ACVIG)
93,501 shares (cost $630,334)	574,096
VP International Fund - Class I (ACVI)
174,301 shares (cost $1,356,890)	1,295,059
VP International Fund - Class III (ACVI3)
29,726 shares (cost $289,710)	220,866
VP Ultra(R) Fund - Class I (ACVU1)
3,498 shares (cost $31,058)	33,160
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
8,624 shares (cost $79,718)	104,951
Appreciation Portfolio - Initial Shares (DCAP)
25,954 shares (cost $905,420)	986,265
Quality Bond Fund II - Primary Shares (FQB)
98,421 shares (cost $1,035,324)	1,103,304
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
125,669 shares (cost $2,899,996)	2,341,216
VIP Fund - Growth Portfolio - Service Class (FGS)
132,918 shares (cost $4,313,980)	4,892,716
VIP Fund - High Income Portfolio - Service Class (FHIS)
138,866 shares (cost $742,651)	744,322
VIP Fund - Overseas Portfolio - Service Class (FOS)
45,317 shares (cost $801,238)	615,411
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
11,056 shares (cost $203,396)	149,806
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
36,585 shares (cost $272,133)	320,484
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
79,496 shares (cost $971,713)	830,729
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
157,104 shares (cost $3,588,095)	2,857,717
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
99,048 shares (cost $1,334,770)	1,341,112
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)
82,573 shares (cost $655,504)	609,390
Guardian Portfolio - I Class Shares (AMGP)
4,284 shares (cost $67,222)	78,362
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
37,291 shares (cost $657,707)	1,027,380
Partners Portfolio - I Class Shares (AMTP)
30,827 shares (cost $294,516)	307,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Socially Responsive Portfolio - I Class Shares (AMSRS)
231 shares (cost $2,308)	3,322
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
122,913 shares (cost $2,272,776)	2,545,534
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
31,487 shares (cost $1,139,406)	1,481,757
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
13,644 shares (cost $140,220)	141,764
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
35,627 shares (cost $496,116)	370,524
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
9,653 shares (cost $327,024)	297,108
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
1,322 shares (cost $42,713)	40,643

Total Investments	$56,256,511

Accounts Payable	(114)

$56,256,397

Contract Owners’ Equity:
Accumulation units	56,256,397

Total Contract Owners’ Equity (note 5)	$56,256,397

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	DSRG	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$816,072	8,282	1,800	2,336	-	-	1,810	3,777
Mortality and expense risk charges (note 2)	(889,886)	(12,389)	(1,942)	(13,129)	(1,499)	(5,321)	(8,408)	(14,008)

Net investment income (loss)	(73,814)	(4,107)	(142)	(10,793)	(1,499)	(5,321)	(6,598)	(10,231)

Realized gain (loss) on investments	(51,262)	(1,352)	10,845	57,943	13,507	16,847	165,128	46,556
Change in unrealized gain (loss) on investments	(2,123,886)	3,403	(9,772)	(123,892)	(26,054)	(48,469)	(353,153)	(427,613)

Net gain (loss) on investments	(2,175,148)	2,051	1,073	(65,949)	(12,547)	(31,622)	(188,025)	(381,057)

Reinvested capital gains	122,920	-	-	-	-	-	4,824	9,934

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,126,042)	(2,056)	931	(76,742)	(14,046)	(36,943)	(189,799)	(381,354)

Investment Activity:	MSEM	MSVRE	NVAMV1	HIBF	GEM3	GIG	GIG3	NVNMO1
Reinvested dividends	$801	6,655	18,153	27,075	3,114	1,885	1,141	105
Mortality and expense risk charges (note 2)	(247)	(11,059)	(16,490)	(4,569)	(5,967)	(1,346)	(1,075)	(306)

Net investment income (loss)	554	(4,404)	1,663	22,506	(2,853)	539	66	(201)

Realized gain (loss) on investments	(173)	(82,418)	15,654	(11,454)	(39,647)	(566)	(2,748)	(2,479)
Change in unrealized gain (loss) on investments	552	123,551	(20,789)	(3,870)	(77,628)	(19,825)	(8,022)	(2,960)

Net gain (loss) on investments	379	41,133	(5,135)	(15,324)	(117,275)	(20,391)	(10,770)	(5,439)

Reinvested capital gains	249	-	2,693	-	-	-	-	212

Net increase (decrease) in contract owners’ equity resulting from operations	$1,182	36,729	(779)	7,182	(120,128)	(19,852)	(10,704)	(5,428)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$672	21,685	104,737	1,437	548	9,411	24,830	24,454
Mortality and expense risk charges (note 2)	(317)	(26,734)	(50,125)	(3,818)	(413)	(6,992)	(18,078)	(16,842)

Net investment income (loss)	355	(5,049)	54,612	(2,381)	135	2,419	6,752	7,612

Realized gain (loss) on investments	98	(22,449)	8,560	45,287	682	20,058	(93,839)	(13,520)
Change in unrealized gain (loss) on investments	645	19,304	121,160	(45,696)	(2,585)	(15,149)	74,744	(36,035)

Net gain (loss) on investments	743	(3,145)	129,720	(409)	(1,903)	4,909	(19,095)	(49,555)

Reinvested capital gains	-	-	10,558	-	-	1,217	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,098	(8,194)	194,890	(2,790)	(1,768)	8,545	(12,343)	(41,943)

Investment Activity:	GVDMC	MCIF	SAM	NVMIG3	NVMLG1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$19,875	18,927	2	49	2	-	12	-
Mortality and expense risk charges (note 2)	(13,012)	(34,794)	(54,013)	(60)	(340)	(6,708)	(18)	(6,697)

Net investment income (loss)	6,863	(15,867)	(54,011)	(11)	(338)	(6,708)	(6)	(6,697)

Realized gain (loss) on investments	(47,931)	76,078	-	1,660	703	29,405	1	13,195
Change in unrealized gain (loss) on investments	49,044	(180,236)	-	(2,055)	(1,979)	(47,188)	(50)	(15,840)

Net gain (loss) on investments	1,113	(104,158)	-	(395)	(1,276)	(17,783)	(49)	(2,645)

Reinvested capital gains	-	37,025	-	-	-	-	6	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,976	(83,000)	(54,011)	(406)	(1,614)	(24,491)	(49)	(9,342)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	SCVF	SCF	NVOLG1	EIF	NVRE1	ACVIG	ACVI	ACVI3
Reinvested dividends	$2,793	6,562	56,062	3,915	221	9,672	21,733	3,463
Mortality and expense risk charges (note 2)	(8,856)	(17,486)	(117,553)	(4,160)	(348)	(8,836)	(21,527)	(3,685)

Net investment income (loss)	(6,063)	(10,924)	(61,491)	(245)	(127)	836	206	(222)

Realized gain (loss) on investments	(18,750)	(52,271)	26,161	(7,274)	1,399	(25,831)	2,252	(12,464)
Change in unrealized gain (loss) on investments	(13,440)	(22,135)	(252,994)	(2,681)	(70)	41,878	(201,077)	(29,620)

Net gain (loss) on investments	(32,190)	(74,406)	(226,833)	(9,955)	1,329	16,047	(198,825)	(42,084)

Reinvested capital gains	-	-	28,873	-	97	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(38,253)	(85,330)	(259,451)	(10,200)	1,299	16,883	(198,619)	(42,306)

Investment Activity:	ACVU1	DVSCS	DCAP	FQB	FEIS	FGS	FHIS	FOS
Reinvested dividends	$-	817	15,843	61,150	59,859	13,708	51,016	9,488
Mortality and expense risk charges (note 2)	(692)	(1,634)	(13,041)	(16,613)	(37,141)	(78,053)	(12,802)	(10,600)

Net investment income (loss)	(692)	(817)	2,802	44,537	22,718	(64,345)	38,214	(1,112)

Realized gain (loss) on investments	(1,859)	(7,266)	21,145	9,645	(159,996)	(26,688)	35,118	181
Change in unrealized gain (loss) on investments	2,471	6,419	46,281	(42,600)	131,033	40,091	(67,011)	(140,101)

Net gain (loss) on investments	612	(847)	67,426	(32,955)	(28,963)	13,403	(31,893)	(139,920)

Reinvested capital gains	-	327	-	-	-	19,298	-	1,474

Net increase (decrease) in contract owners’ equity resulting from operations	$(80)	(1,337)	70,228	11,582	(6,245)	(31,644)	6,321	(139,558)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FOSR	FVSS	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG
Reinvested dividends	$2,317	3,188	27,640	42,677	30,915	49,348	392	-
Mortality and expense risk charges (note 2)	(2,609)	(5,288)	(12,395)	(47,227)	(20,373)	(8,918)	(1,193)	(16,385)

Net investment income (loss)	(292)	(2,100)	15,245	(4,550)	10,542	40,430	(801)	(16,385)

Realized gain (loss) on investments	(13,631)	(23,100)	(69,139)	(177,625)	93,681	(9,228)	4,174	128,729
Change in unrealized gain (loss) on investments	(21,654)	(16,253)	106,455	(62,998)	(46,517)	(27,965)	(6,970)	(112,132)

Net gain (loss) on investments	(35,285)	(39,353)	37,316	(240,623)	47,164	(37,193)	(2,796)	16,597

Reinvested capital gains	360	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(35,217)	(41,453)	52,561	(245,173)	57,706	3,237	(3,597)	212

Investment Activity:	AMTP	AMSRS	OVGI	OVAG	VWEMR	VWEM	VWHAR	VWHA
Reinvested dividends	$-	12	25,150	-	2,280	5,181	4,757	612
Mortality and expense risk charges (note 2)	(5,348)	(48)	(38,905)	(23,606)	(2,878)	(6,724)	(5,630)	(704)

Net investment income (loss)	(5,348)	(36)	(13,755)	(23,606)	(598)	(1,543)	(873)	(92)

Realized gain (loss) on investments	(68,141)	77	51,561	42,737	28,433	(29,850)	(11,221)	1,141
Change in unrealized gain (loss) on investments	28,036	(192)	(78,589)	(9,070)	(87,083)	(106,183)	(72,893)	(10,645)

Net gain (loss) on investments	(40,105)	(115)	(27,028)	33,667	(58,650)	(136,033)	(84,114)	(9,504)

Reinvested capital gains	-	-	-	-	-	-	5,118	655

Net increase (decrease) in contract owners’ equity resulting from operations	$(45,453)	(151)	(40,783)	10,061	(59,248)	(137,576)	(79,869)	(8,941)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GEF	GEF3	WSCP
Reinvested dividends	$1,340	312	74
Mortality and expense risk charges (note 2)	(1,449)	(307)	(156)

Net investment income (loss)	(109)	5	(82)

Realized gain (loss) on investments	22,551	(11,316)	1,772
Change in unrealized gain (loss) on investments	(26,725)	10,175	(2,670)

Net gain (loss) on investments	(4,174)	(1,141)	(898)

Reinvested capital gains	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,283)	(1,136)	(980)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		DSRG		JPMMV1		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(73,814)	(46,052)	(4,107)	(4,750)	(142)	(364)	(10,793)	(11,937)
Realized gain (loss) on investments	(51,262)	(2,620,244)	(1,352)	(42,272)	10,845	680	57,943	66,934
Change in unrealized gain (loss) on investments	(2,123,886)	11,050,776	3,403	156,293	(9,772)	23,822	(123,892)	(9,655)
Reinvested capital gains	122,920	181,318	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,126,042)	8,565,798	(2,056)	109,271	931	24,138	(76,742)	45,342

Equity transactions:
Purchase payments received from contract owners (note 3)	640,124	591,272	17,267	1,913	-	1,203	118	790
Transfers between funds	-	-	3	(5,803)	8,465	21,765	228	5,488
Redemptions (note 3)	(12,419,405)	(12,282,746)	(167,113)	(100,815)	(15,524)	(393)	(95,552)	(122,701)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(15,855)	(18,208)	(147)	(161)	(19)	(19)	(211)	(287)
Contingent deferred sales charges (note 2)	(20,071)	(3,398)	-	(4)	-	-	-	-
Adjustments to maintain reserves	(797)	4	(15)	30	6	(1)	(19)	(5)

Net equity transactions	(11,816,004)	(11,713,076)	(150,005)	(104,840)	(7,072)	22,555	(95,436)	(116,715)

Net change in contract owners’ equity	(13,942,046)	(3,147,278)	(152,061)	4,431	(6,141)	46,693	(172,178)	(71,373)
Contract owners’ equity beginning of period	70,198,443	73,345,721	949,188	944,757	139,423	92,730	1,003,485	1,074,858

Contract owners’ equity end of period	$56,256,397	70,198,443	797,127	949,188	133,282	139,423	831,307	1,003,485

CHANGES IN UNITS:
Beginning units	5,749,723	6,832,868	114,849	129,413	9,764	7,906	102,419	115,171
Units purchased	215,700	905,908	2,010	271	1,265	1,887	36	699
Units redeemed	(1,197,825)	(1,989,053)	(19,916)	(14,835)	(1,764)	(29)	(9,963)	(13,451)

Ending units	4,767,598	5,749,723	96,943	114,849	9,265	9,764	92,492	102,419

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,499)	(1,149)	(5,321)	(5,515)	(6,598)	(5,251)	(10,231)	(10,146)
Realized gain (loss) on investments	13,507	1,805	16,847	3,226	165,128	2,913	46,556	120,789
Change in unrealized gain (loss) on investments	(26,054)	15,340	(48,469)	77,933	(353,153)	132,375	(427,613)	111,998
Reinvested capital gains	-	-	-	-	4,824	-	9,934	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,046)	15,996	(36,943)	75,644	(189,799)	130,037	(381,354)	222,641

Equity transactions:
Purchase payments received from contract owners (note 3)	2,339	27,228	-	-	4,562	4,684	-	-
Transfers between funds	(10,615)	(158)	(9,635)	-	(114,434)	55,075	(9,393)	(188)
Redemptions (note 3)	(776)	(16,475)	(40,768)	(93,279)	(32,038)	(65,735)	(66,578)	(219,774)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(27)	(26)	(59)	(116)	(109)	(106)	(183)	(224)
Contingent deferred sales charges (note 2)	-	(5)	-	(9)	(116)	(27)	(48)	-
Adjustments to maintain reserves	1	(22)	(8)	(9)	(6)	(90)	(11)	7

Net equity transactions	(9,078)	10,542	(50,470)	(93,413)	(142,141)	(6,199)	(76,213)	(220,179)

Net change in contract owners’ equity	(23,124)	26,538	(87,413)	(17,769)	(331,940)	123,838	(457,567)	2,462
Contract owners’ equity beginning of period	87,157	60,619	408,213	425,982	693,499	569,661	1,184,973	1,182,511

Contract owners’ equity end of period	$64,033	87,157	320,800	408,213	361,559	693,499	727,406	1,184,973

CHANGES IN UNITS:
Beginning units	5,778	4,934	80,884	103,529	23,676	23,977	70,886	87,200
Units purchased	2,788	2,161	-	-	10,565	2,489	-	-
Units redeemed	(3,845)	(1,317)	(10,309)	(22,645)	(15,740)	(2,790)	(5,663)	(16,314)

Ending units	4,721	5,778	70,575	80,884	18,501	23,676	65,223	70,886

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MSEM		MSVRE		NVAMV1		HIBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$554	569	(4,404)	5,795	1,663	1,060	22,506	23,781
Realized gain (loss) on investments	(173)	11	(82,418)	(295,498)	15,654	149	(11,454)	(5,233)
Change in unrealized gain (loss) on investments	552	1,130	123,551	492,649	(20,789)	23,633	(3,870)	17,944
Reinvested capital gains	249	-	-	-	2,693	3,061	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,182	1,710	36,729	202,946	(779)	27,903	7,182	36,492

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	(56)	246	1,370	259	-	18,191
Transfers between funds	-	-	2,071	(70,743)	(27,830)	1,445,177	(20,063)	1,442
Redemptions (note 3)	(10,767)	(1,871)	(75,263)	(124,950)	(392,007)	(9,158)	(24,377)	(21,820)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(79)	(51)	(229)	(291)	(371)	(27)	(97)	(99)
Contingent deferred sales charges (note 2)	-	(17)	-	(1)	(1,092)	-	(18)	(37)
Adjustments to maintain reserves	1	5	36	(30)	(36)	5	(9)	(10)

Net equity transactions	(10,845)	(1,934)	(73,441)	(195,769)	(419,966)	1,436,256	(44,564)	(2,333)

Net change in contract owners’ equity	(9,663)	(224)	(36,712)	7,177	(420,745)	1,464,159	(37,382)	34,159
Contract owners’ equity beginning of period	21,774	21,998	798,708	791,531	1,464,159	-	339,323	305,164

Contract owners’ equity end of period	$12,111	21,774	761,996	798,708	1,043,414	1,464,159	301,941	339,323

CHANGES IN UNITS:
Beginning units	740	809	26,156	33,215	105,148	-	20,941	21,012
Units purchased	-	-	66	25	146	105,811	-	1,339
Units redeemed	(350)	(69)	(2,331)	(7,084)	(29,785)	(663)	(2,738)	(1,410)

Ending units	390	740	23,891	26,156	75,509	105,148	18,203	20,941

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEM3		GIG		GIG3		NVNMO1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,853)	(5,952)	539	(21)	66	(587)	(201)	(351)
Realized gain (loss) on investments	(39,647)	(66,299)	(566)	1,118	(2,748)	(29,495)	(2,479)	1,094
Change in unrealized gain (loss) on investments	(77,628)	132,332	(19,825)	(1,289)	(8,022)	35,201	(2,960)	789
Reinvested capital gains	-	-	-	-	-	-	212	2,064

Net increase (decrease) in contract owners’ equity resulting from operations	(120,128)	60,081	(19,852)	(192)	(10,704)	5,119	(5,428)	3,596

Equity transactions:
Purchase payments received from contract owners (note 3)	2,438	707	-	-	157	707	-	-
Transfers between funds	59,105	11,087	194,683	-	44,635	(23,814)	3,529	-
Redemptions (note 3)	(58,248)	(63,308)	(2,816)	(6,523)	(4,207)	(20,629)	(16,242)	(8,228)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(47)	(130)	(10)	-	(11)	(49)	-	-
Contingent deferred sales charges (note 2)	(139)	(29)	-	-	-	-	-	-
Adjustments to maintain reserves	(48)	91	(3)	(2)	(31)	9	(8)	8

Net equity transactions	3,061	(51,582)	191,854	(6,525)	40,543	(43,776)	(12,721)	(8,220)

Net change in contract owners’ equity	(117,067)	8,499	172,002	(6,717)	29,839	(38,657)	(18,149)	(4,624)
Contract owners’ equity beginning of period	460,956	452,457	3,058	9,775	60,732	99,389	24,211	28,835

Contract owners’ equity end of period	$343,889	460,956	175,060	3,058	90,571	60,732	6,062	24,211

CHANGES IN UNITS:
Beginning units	16,310	18,346	261	932	3,244	5,931	1,594	2,164
Units purchased	2,814	762	16,795	-	2,451	40	220	-
Units redeemed	(3,221)	(2,798)	(263)	(671)	(256)	(2,727)	(1,356)	(570)

Ending units	15,903	16,310	16,793	261	5,439	3,244	458	1,594

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCBD1		TRF		GBF		CAF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$355	302	(5,049)	(8,196)	54,612	64,100	(2,381)	(2,305)
Realized gain (loss) on investments	98	35	(22,449)	(62,232)	8,560	34,972	45,287	4,854
Change in unrealized gain (loss) on investments	645	410	19,304	287,887	121,160	(88,409)	(45,696)	44,556
Reinvested capital gains	-	232	-	-	10,558	145,637	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,098	979	(8,194)	217,459	194,890	156,300	(2,790)	47,105

Equity transactions:
Purchase payments received from contract owners (note 3)	-	18,191	7,848	8,088	49,838	27,408	89	6,917
Transfers between funds	(2,120)	2,161	(7,116)	-	94,910	(266,166)	206	-
Redemptions (note 3)	(1,133)	1	(302,611)	(277,816)	(633,818)	(884,811)	(107,966)	(44,627)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(563)	(612)	(1,205)	(1,410)	(47)	(81)
Contingent deferred sales charges (note 2)	-	-	(9)	(93)	(72)	522	-	-
Adjustments to maintain reserves	(5)	(3)	(12)	(16)	(9)	(39)	(15)	(10)

Net equity transactions	(3,258)	20,350	(302,463)	(270,449)	(490,356)	(1,124,496)	(107,733)	(37,801)

Net change in contract owners’ equity	(2,160)	21,329	(310,657)	(52,990)	(295,466)	(968,196)	(110,523)	9,304
Contract owners’ equity beginning of period	23,797	2,468	2,033,729	2,086,719	3,851,533	4,819,729	308,852	299,548

Contract owners’ equity end of period	$21,637	23,797	1,723,072	2,033,729	3,556,067	3,851,533	198,329	308,852

CHANGES IN UNITS:
Beginning units	2,156	236	199,343	228,796	242,160	313,063	48,442	55,242
Units purchased	-	1,920	1,672	859	15,627	5,488	3,002	1,261
Units redeemed	(291)	-	(30,627)	(30,312)	(46,372)	(76,391)	(19,677)	(8,061)

Ending units	1,865	2,156	170,388	199,343	211,415	242,160	31,767	48,442

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVIDA		GVIDC		GVIDM		GVDMA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$135	53	2,419	7,987	6,752	9,920	7,612	5,823
Realized gain (loss) on investments	682	(5,787)	20,058	(13,325)	(93,839)	(73,491)	(13,520)	(43,701)
Change in unrealized gain (loss) on investments	(2,585)	7,982	(15,149)	42,811	74,744	216,104	(36,035)	167,332
Reinvested capital gains	-	-	1,217	2,678	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,768)	2,248	8,545	40,151	(12,343)	152,533	(41,943)	129,454

Equity transactions:
Purchase payments received from contract owners (note 3)	3,282	1,000	92,879	27,004	13,315	70,929	353	40,595
Transfers between funds	5,550	596	137,867	(99,492)	(25,160)	57,749	-	(17,000)
Redemptions (note 3)	(3,141)	(46,801)	(665,921)	(125,554)	(703,015)	(435,250)	(59,526)	(160,551)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(56)	(54)	(176)	(208)	(371)	(481)	(236)	(259)
Contingent deferred sales charges (note 2)	-	-	(6,005)	-	(5,295)	(251)	-	-
Adjustments to maintain reserves	-	(6)	(9)	(8)	(13)	(49)	(7)	(11)

Net equity transactions	5,635	(45,265)	(441,365)	(198,258)	(720,539)	(307,353)	(59,416)	(137,226)

Net change in contract owners’ equity	3,867	(43,017)	(432,820)	(158,107)	(732,882)	(154,820)	(101,359)	(7,772)
Contract owners’ equity beginning of period	26,062	69,079	902,251	1,060,358	1,807,518	1,962,338	1,216,023	1,223,795

Contract owners’ equity end of period	$29,929	26,062	469,431	902,251	1,074,636	1,807,518	1,114,664	1,216,023

CHANGES IN UNITS:
Beginning units	1,917	5,743	71,864	88,182	135,599	160,995	89,206	99,881
Units purchased	632	288	24,587	2,412	1,990	10,250	26	3,315
Units redeemed	(225)	(4,114)	(59,611)	(18,730)	(55,796)	(35,646)	(4,501)	(13,990)

Ending units	2,324	1,917	36,840	71,864	81,793	135,599	84,731	89,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMC		MCIF		SAM		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$6,863	9,032	(15,867)	(4,337)	(54,011)	(69,851)	(11)	(69)
Realized gain (loss) on investments	(47,931)	(26,679)	76,078	115,440	-	-	1,660	14
Change in unrealized gain (loss) on investments	49,044	102,079	(180,236)	427,173	-	-	(2,055)	1,674
Reinvested capital gains	-	-	37,025	2,654	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,976	84,432	(83,000)	540,930	(54,011)	(69,851)	(406)	1,619

Equity transactions:
Purchase payments received from contract owners (note 3)	757	922	4,197	3,492	228,499	70,356	-	-
Transfers between funds	(140,783)	64,204	(1,035)	(21,463)	300,719	(19,440)	(10,610)	3,000
Redemptions (note 3)	(383,520)	(252,602)	(339,231)	(385,118)	(1,168,423)	(1,059,774)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(54)	(55)	(448)	(567)	(1,075)	(1,191)	-	(8)
Contingent deferred sales charges (note 2)	(2,199)	(505)	(99)	(37)	(27)	(291)	-	-
Adjustments to maintain reserves	(6)	(4)	(18)	6	(29)	(15)	(11)	4

Net equity transactions	(525,805)	(188,040)	(336,634)	(403,687)	(640,336)	(1,010,355)	(10,621)	2,996

Net change in contract owners’ equity	(517,829)	(103,608)	(419,634)	137,243	(694,347)	(1,080,206)	(11,027)	4,615
Contract owners’ equity beginning of period	1,274,524	1,378,132	2,612,416	2,475,173	4,335,655	5,415,861	14,365	9,750

Contract owners’ equity end of period	$756,695	1,274,524	2,192,782	2,612,416	3,641,308	4,335,655	3,338	14,365

CHANGES IN UNITS:
Beginning units	97,147	112,396	119,764	141,185	387,456	477,214	950	725
Units purchased	1,020	5,212	177	206	54,541	13,402	-	225
Units redeemed	(40,855)	(20,461)	(15,320)	(21,627)	(111,983)	(103,160)	(703)	-

Ending units	57,312	97,147	104,621	119,764	330,014	387,456	247	950

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMLG1		NVMMG1		NVMMV2		SCGF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(338)	(129)	(6,708)	(6,313)	(6)	6	(6,697)	(5,810)
Realized gain (loss) on investments	703	(189)	29,405	11,825	1	-	13,195	(1,574)
Change in unrealized gain (loss) on investments	(1,979)	722	(47,188)	98,657	(50)	112	(15,840)	98,342
Reinvested capital gains	-	475	-	-	6	61	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,614)	879	(24,491)	104,169	(49)	179	(9,342)	90,958

Equity transactions:
Purchase payments received from contract owners (note 3)	4,562	-	23,838	2,051	-	1,200	23,694	1,904
Transfers between funds	15,637	19,722	(2,879)	(5,424)	-	-	9,893	(1,265)
Redemptions (note 3)	(8,629)	(6,815)	(69,942)	(33,948)	-	-	(60,446)	(17,086)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(14)	(25)	(112)	(113)	-	-	(56)	(52)
Contingent deferred sales charges (note 2)	-	-	(10)	(101)	-	-	-	-
Adjustments to maintain reserves	(15)	(2)	(26)	(8)	(2)	2	(13)	(14)

Net equity transactions	11,541	12,880	(49,131)	(37,543)	(2)	1,202	(26,928)	(16,513)

Net change in contract owners’ equity	9,927	13,759	(73,622)	66,626	(51)	1,381	(36,270)	74,445
Contract owners’ equity beginning of period	13,759	-	504,744	438,118	1,381	-	473,515	399,070

Contract owners’ equity end of period	$23,686	13,759	431,122	504,744	1,330	1,381	437,245	473,515

CHANGES IN UNITS:
Beginning units	961	-	32,827	35,630	91	-	42,107	43,895
Units purchased	1,367	1,499	1,833	152	-	91	3,087	242
Units redeemed	(600)	(538)	(4,967)	(2,955)	-	-	(5,504)	(2,030)

Ending units	1,728	961	29,693	32,827	91	91	39,690	42,107

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCVF		SCF		NVOLG1		EIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,063)	(5,290)	(10,924)	(14,613)	(61,491)	(7,262)	(245)	279
Realized gain (loss) on investments	(18,750)	(38,746)	(52,271)	(141,751)	26,161	1,525	(7,274)	(14,911)
Change in unrealized gain (loss) on investments	(13,440)	186,518	(22,135)	429,020	(252,994)	29,951	(2,681)	55,716
Reinvested capital gains	-	-	-	-	28,873	2,438	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(38,253)	142,482	(85,330)	272,656	(259,451)	26,652	(10,200)	41,084

Equity transactions:
Purchase payments received from contract owners (note 3)	4,180	2,620	638	953	32,946	520	-	908
Transfers between funds	(502)	(6,426)	1,086	(9,846)	(153,170)	9,336,098	8,827	9,213
Redemptions (note 3)	(96,292)	(105,677)	(167,650)	(237,357)	(1,607,065)	(74,261)	(54,792)	(51,526)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(227)	(262)	(238)	(299)	(2,080)	(54)	(73)	(89)
Contingent deferred sales charges (note 2)	-	(48)	(231)	(54)	(472)	-	(51)	-
Adjustments to maintain reserves	(15)	4	(38)	1	(27)	(1)	(26)	27

Net equity transactions	(92,856)	(109,789)	(166,433)	(246,602)	(1,729,868)	9,262,302	(46,115)	(41,467)

Net change in contract owners’ equity	(131,109)	32,693	(251,763)	26,054	(1,989,319)	9,288,954	(56,315)	(383)
Contract owners’ equity beginning of period	688,810	656,117	1,384,031	1,357,977	9,297,338	8,384	330,020	330,403

Contract owners’ equity end of period	$557,701	688,810	1,132,268	1,384,031	7,308,019	9,297,338	273,705	330,020

CHANGES IN UNITS:
Beginning units	31,027	36,895	64,819	78,588	669,883	648	33,629	38,434
Units purchased	183	156	163	72	3,281	674,589	889	1,119
Units redeemed	(4,372)	(6,024)	(8,035)	(13,841)	(126,954)	(5,354)	(5,557)	(5,924)

Ending units	26,838	31,027	56,947	64,819	546,210	669,883	28,961	33,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVRE1		ACVIG		ACVI		ACVI3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(127)	115	836	686	206	16,287	(222)	2,393
Realized gain (loss) on investments	1,399	46	(25,831)	(20,276)	2,252	(18,933)	(12,464)	(9,531)
Change in unrealized gain (loss) on investments	(70)	2,901	41,878	97,203	(201,077)	183,996	(29,620)	32,909
Reinvested capital gains	97	1,972	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,299	5,034	16,883	77,613	(198,619)	181,350	(42,306)	25,771

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	4,924	11,007	-	-	555	3,169
Transfers between funds	(3,686)	5,300	(7,385)	13,780	-	(2,300)	37,677	1,346
Redemptions (note 3)	-	-	(129,964)	(88,954)	(183,238)	(219,252)	(32,859)	(40,842)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(5)	(156)	(179)	(282)	(308)	(37)	(54)
Contingent deferred sales charges (note 2)	-	-	(86)	(51)	(91)	(1)	-	(2)
Adjustments to maintain reserves	(12)	6	(6)	(15)	(25)	7	(18)	(12)

Net equity transactions	(3,698)	5,301	(132,673)	(64,412)	(183,636)	(221,854)	5,318	(36,395)

Net change in contract owners’ equity	(2,399)	10,335	(115,790)	13,201	(382,255)	(40,504)	(36,988)	(10,624)
Contract owners’ equity beginning of period	26,372	16,037	689,886	676,685	1,677,303	1,717,807	257,852	268,476

Contract owners’ equity end of period	$23,973	26,372	574,096	689,886	1,295,048	1,677,303	220,864	257,852

CHANGES IN UNITS:
Beginning units	1,399	1,092	68,169	75,256	142,631	163,178	17,950	20,879
Units purchased	118	307	4,420	2,637	-	-	2,552	419
Units redeemed	(306)	-	(16,794)	(9,724)	(15,652)	(20,547)	(2,773)	(3,348)

Ending units	1,211	1,399	55,795	68,169	126,979	142,631	17,729	17,950

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		DVSCS		DCAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(692)	(337)	-	2,798	(817)	(846)	2,802	8,478
Realized gain (loss) on investments	(1,859)	(87)	-	(378,219)	(7,266)	(18,440)	21,145	34,445
Change in unrealized gain (loss) on investments	2,471	6,290	-	507,239	6,419	40,873	46,281	74,427
Reinvested capital gains	-	-	-	-	327	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(80)	5,866	-	131,818	(1,337)	21,587	70,228	117,350

Equity transactions:
Purchase payments received from contract owners (note 3)	1,374	1,374	-	9,914	157	157	206	996
Transfers between funds	(22,826)	13,616	-	(1,450,405)	20,423	(164)	134,551	9,877
Redemptions (note 3)	-	-	-	(385,911)	(11,342)	(39,984)	(167,728)	(215,795)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(7)	(7)	-	(440)	(51)	(61)	(174)	(184)
Contingent deferred sales charges (note 2)	-	-	-	(167)	-	(15)	-	(17)
Adjustments to maintain reserves	4	(10)	-	48	(7)	2	(14)	(5)

Net equity transactions	(21,455)	14,973	-	(1,826,961)	9,180	(40,065)	(33,159)	(205,128)

Net change in contract owners’ equity	(21,535)	20,839	-	(1,695,143)	7,843	(18,478)	37,069	(87,778)
Contract owners’ equity beginning of period	54,701	33,862	-	1,695,143	97,110	115,588	949,191	1,036,969

Contract owners’ equity end of period	$33,166	54,701	-	-	104,953	97,110	986,260	949,191

CHANGES IN UNITS:
Beginning units	5,092	3,608	-	111,300	6,427	9,492	81,437	101,158
Units purchased	1,163	1,485	-	674	2,993	12	11,144	1,037
Units redeemed	(3,158)	(1)	-	(111,974)	(2,415)	(3,077)	(13,868)	(20,758)

Ending units	3,097	5,092	-	-	7,005	6,427	78,713	81,437

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FQB		FCS		FEIS		FGOS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$44,537	54,979	-	(74,715)	22,718	5,947	-	(5,034)
Realized gain (loss) on investments	9,645	9,153	-	(1,049,443)	(159,996)	(256,290)	-	80,390
Change in unrealized gain (loss) on investments	(42,600)	38,084	-	1,870,154	131,033	614,214	-	2,842
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,582	102,216	-	745,996	(6,245)	363,871	-	78,198

Equity transactions:
Purchase payments received from contract owners (note 3)	3,990	6,019	-	44,519	29,925	15,472	-	-
Transfers between funds	23,133	40,292	-	(6,099,071)	(10,154)	(16,565)	-	(418,412)
Redemptions (note 3)	(205,037)	(483,722)	-	(734,125)	(598,734)	(647,015)	-	(50,712)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(477)	(578)	-	(1,300)	(756)	(863)	-	(93)
Contingent deferred sales charges (note 2)	(17)	(267)	-	(120)	(407)	(187)	-	-
Adjustments to maintain reserves	(20)	(28)	-	31	(23)	27	-	(2)

Net equity transactions	(178,428)	(438,284)	-	(6,790,066)	(580,149)	(649,131)	-	(469,219)

Net change in contract owners’ equity	(166,846)	(336,068)	-	(6,044,070)	(586,394)	(285,260)	-	(391,021)
Contract owners’ equity beginning of period	1,270,132	1,606,200	-	6,044,070	2,927,607	3,212,867	-	391,021

Contract owners’ equity end of period	$1,103,286	1,270,132	-	-	2,341,213	2,927,607	-	-

CHANGES IN UNITS:
Beginning units	78,193	105,771	-	452,254	241,813	301,086	-	59,776
Units purchased	1,698	2,968	-	10,970	3,620	1,440	-	-
Units redeemed	(12,533)	(30,546)	-	(463,224)	(51,097)	(60,713)	-	(59,776)

Ending units	67,358	78,193	-	-	194,336	241,813	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FGS		FHIS		FOS		FOSR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(64,345)	(68,016)	38,214	53,769	(1,112)	(1,340)	(292)	(501)
Realized gain (loss) on investments	(26,688)	(240,382)	35,118	(19,983)	181	(20,440)	(13,631)	(30,113)
Change in unrealized gain (loss) on investments	40,091	1,411,155	(67,011)	68,124	(140,101)	103,137	(21,654)	51,165
Reinvested capital gains	19,298	18,198	-	-	1,474	1,468	360	380

Net increase (decrease) in contract owners’ equity resulting from operations	(31,644)	1,120,955	6,321	101,910	(139,558)	82,825	(35,217)	20,931

Equity transactions:
Purchase payments received from contract owners (note 3)	27,594	23,879	6,569	1,115	-	-	186	4,293
Transfers between funds	(3,087)	(3,446)	(180,755)	278,092	-	(30,000)	(11,183)	(16,372)
Redemptions (note 3)	(1,014,608)	(784,489)	(57,033)	(130,873)	(73,427)	(88,091)	(17,744)	(34,885)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,217)	(1,346)	(232)	(257)	(93)	(113)	(97)	(114)
Contingent deferred sales charges (note 2)	(337)	(35)	(92)	(43)	(6)	(10)	(24)	(25)
Adjustments to maintain reserves	(17)	125	(21)	(3)	(20)	8	(8)	(11)

Net equity transactions	(991,672)	(765,312)	(231,564)	148,031	(73,546)	(118,206)	(28,870)	(47,114)

Net change in contract owners’ equity	(1,023,316)	355,643	(225,243)	249,941	(213,104)	(35,381)	(64,087)	(26,183)
Contract owners’ equity beginning of period	5,916,030	5,560,387	969,560	719,619	828,507	863,888	213,887	240,070

Contract owners’ equity end of period	$4,892,714	5,916,030	744,317	969,560	615,403	828,507	149,800	213,887

CHANGES IN UNITS:
Beginning units	670,629	770,987	77,421	64,454	71,845	83,463	14,453	18,076
Units purchased	5,923	3,492	14,304	26,662	-	-	271	504
Units redeemed	(114,901)	(103,850)	(33,655)	(13,695)	(6,457)	(11,618)	(2,311)	(4,127)

Ending units	561,651	670,629	58,070	77,421	65,388	71,845	12,413	14,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FVSS		LPVCII		SBTRP		SBVI
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,100)	(3,200)	15,245	20,803	(4,550)	7,978	10,542	22,509
Realized gain (loss) on investments	(23,100)	(7,605)	(69,139)	(259,506)	(177,625)	(287,927)	93,681	38,631
Change in unrealized gain (loss) on investments	(16,253)	89,661	106,455	325,563	(62,998)	768,772	(46,517)	48,053
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(41,453)	78,856	52,561	86,860	(245,173)	488,823	57,706	109,193

Equity transactions:
Purchase payments received from contract owners (note 3)	2,073	38,310	2,941	3,103	12,720	10,142	2,044	3,423
Transfers between funds	(20,430)	(4,264)	(897)	207	(1,711)	(23,111)	(1,241)	2,173
Redemptions (note 3)	(27,086)	(6,966)	(138,576)	(421,024)	(689,080)	(649,233)	(313,986)	(419,469)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(30)	(37)	(439)	(507)	(841)	(916)	(367)	(398)
Contingent deferred sales charges (note 2)	(145)	-	(23)	(336)	(1,228)	(184)	(220)	(259)
Adjustments to maintain reserves	10	(19)	(17)	20	(18)	5	(1)	(7)

Net equity transactions	(45,608)	27,024	(137,011)	(418,537)	(680,158)	(663,297)	(313,771)	(414,537)

Net change in contract owners’ equity	(87,061)	105,880	(84,450)	(331,677)	(925,331)	(174,474)	(256,065)	(305,344)
Contract owners’ equity beginning of period	407,550	301,670	915,174	1,246,851	3,783,041	3,957,515	1,597,185	1,902,529

Contract owners’ equity end of period	$320,489	407,550	830,724	915,174	2,857,710	3,783,041	1,341,120	1,597,185

CHANGES IN UNITS:
Beginning units	27,884	25,734	106,302	160,306	434,007	522,000	124,160	159,628
Units purchased	426	3,009	993	511	2,271	1,475	159	481
Units redeemed	(3,914)	(859)	(16,603)	(54,515)	(81,819)	(89,468)	(23,578)	(35,949)

Ending units	24,396	27,884	90,692	106,302	354,459	434,007	100,741	124,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SBVHY		AMGP		AMCG		AMTP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,430	46,041	(801)	(1,241)	(16,385)	(16,017)	(5,348)	(3,650)
Realized gain (loss) on investments	(9,228)	(25,683)	4,174	24,083	128,729	51,516	(68,141)	(151,056)
Change in unrealized gain (loss) on investments	(27,965)	61,257	(6,970)	(5,601)	(112,132)	245,657	28,036	214,412
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,237	81,615	(3,597)	17,241	212	281,156	(45,453)	59,706

Equity transactions:
Purchase payments received from contract owners (note 3)	1,178	1,468	28	100	2,281	7,464	-	18,437
Transfers between funds	(188)	(563)	8,797	-	48,364	(1,459)	(62,108)	3,553
Redemptions (note 3)	(37,193)	(117,789)	(14,527)	(93,419)	(275,801)	(156,438)	(9,959)	(157,652)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(233)	(247)	(41)	(40)	(312)	(341)	(14)	(42)
Contingent deferred sales charges (note 2)	-	(196)	-	(127)	-	(14)	-	(137)
Adjustments to maintain reserves	(23)	(18)	(18)	5	(14)	(1)	(4)	(4)

Net equity transactions	(36,459)	(117,345)	(5,761)	(93,481)	(225,482)	(150,789)	(72,085)	(135,845)

Net change in contract owners’ equity	(33,222)	(35,730)	(9,358)	(76,240)	(225,270)	130,367	(117,538)	(76,139)
Contract owners’ equity beginning of period	642,608	678,338	87,714	163,954	1,252,658	1,122,291	425,502	501,641

Contract owners’ equity end of period	$609,386	642,608	78,356	87,714	1,027,388	1,252,658	307,964	425,502

CHANGES IN UNITS:
Beginning units	32,871	39,317	6,172	13,539	87,349	99,616	30,683	41,255
Units purchased	65	92	591	8	3,261	681	-	1,911
Units redeemed	(1,855)	(6,538)	(1,002)	(7,375)	(18,298)	(12,948)	(5,276)	(12,483)

Ending units	31,081	32,871	5,761	6,172	72,312	87,349	25,407	30,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMSRS		OVGR		OVGI		OVAG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(36)	(60)	-	(31,036)	(13,755)	(8,264)	(23,606)	(22,046)
Realized gain (loss) on investments	77	(1,558)	-	496,844	51,561	4,142	42,737	(36,575)
Change in unrealized gain (loss) on investments	(192)	2,635	-	(296,986)	(78,589)	418,441	(9,070)	425,520
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(151)	1,017	-	168,822	(40,783)	414,319	10,061	366,899

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	19,932	7,487	7,218	7,939	9,889
Transfers between funds	-	-	-	(2,793,570)	12,937	(2,748)	(17,738)	(17,487)
Redemptions (note 3)	(169)	(6,379)	-	(369,246)	(602,231)	(516,541)	(253,008)	(225,625)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	(894)	(735)	(803)	(473)	(468)
Contingent deferred sales charges (note 2)	-	-	-	(80)	(1,502)	(92)	(10)	(46)
Adjustments to maintain reserves	(6)	(7)	-	(5)	(21)	110	(17)	(40)

Net equity transactions	(175)	(6,386)	-	(3,143,863)	(584,065)	(512,856)	(263,307)	(233,777)

Net change in contract owners’ equity	(326)	(5,369)	-	(2,975,041)	(624,848)	(98,537)	(253,246)	133,122
Contract owners’ equity beginning of period	3,643	9,012	-	2,975,041	3,170,377	3,268,914	1,735,007	1,601,885

Contract owners’ equity end of period	$3,317	3,643	-	-	2,545,529	3,170,377	1,481,761	1,735,007

CHANGES IN UNITS:
Beginning units	275	823	-	292,665	308,870	364,593	198,921	230,821
Units purchased	-	-	-	2,083	3,349	777	2,097	1,409
Units redeemed	(13)	(548)	-	(294,748)	(60,672)	(56,500)	(30,603)	(33,309)

Ending units	262	275	-	-	251,547	308,870	170,415	198,921

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWEMR		VWEM		VWHAR		VWHA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(598)	(1,732)	(1,543)	(4,032)	(873)	(3,424)	(92)	(487)
Realized gain (loss) on investments	28,433	3,638	(29,850)	(19,950)	(11,221)	(3,748)	1,141	327
Change in unrealized gain (loss) on investments	(87,083)	46,709	(106,183)	137,673	(72,893)	91,934	(10,645)	12,168
Reinvested capital gains	-	-	-	-	5,118	-	655	-

Net increase (decrease) in contract owners’ equity resulting from operations	(59,248)	48,615	(137,576)	113,691	(79,869)	84,762	(8,941)	12,008

Equity transactions:
Purchase payments received from contract owners (note 3)	4,562	1,420	-	-	2,281	549	-	-
Transfers between funds	(49,072)	2,800	-	(2,130)	4,046	43,865	-	-
Redemptions (note 3)	(570)	(871)	(52,359)	(19,795)	(54,569)	(25,442)	(5,294)	(4,902)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(51)	(54)	(59)	(70)	(29)	(38)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(14)	(9)	(33)	(2)	27	(5)	(18)	15

Net equity transactions	(45,145)	3,286	(52,451)	(21,997)	(48,244)	18,929	(5,312)	(4,887)

Net change in contract owners’ equity	(104,393)	51,901	(190,027)	91,694	(128,113)	103,691	(14,253)	7,121
Contract owners’ equity beginning of period	246,155	194,254	560,539	468,845	425,244	321,553	54,886	47,765

Contract owners’ equity end of period	$141,762	246,155	370,512	560,539	297,131	425,244	40,633	54,886

CHANGES IN UNITS:
Beginning units	8,795	8,682	16,147	16,891	12,318	11,871	1,184	1,313
Units purchased	644	239	-	-	276	1,744	-	-
Units redeemed	(2,520)	(126)	(1,571)	(744)	(2,154)	(1,297)	(120)	(129)

Ending units	6,919	8,795	14,576	16,147	10,440	12,318	1,064	1,184

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GEF		GEF3		WSCP		GGTC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(109)	(812)	5	(238)	(82)	(238)	-	(9)
Realized gain (loss) on investments	22,551	(926)	(11,316)	(14,922)	1,772	2,243	-	(148)
Change in unrealized gain (loss) on investments	(26,725)	20,599	10,175	19,299	(2,670)	343	-	203
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4,283)	18,861	(1,136)	4,139	(980)	2,348	-	46

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	-
Transfers between funds	(194,683)	-	(42,607)	44	(12,246)	-	-	(2,031)
Redemptions (note 3)	(17,439)	(30,063)	-	(24,426)	(447)	(17,556)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(3)	(13)	(19)	(32)	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(17)	1	(15)	(2)	(2)	-	-

Net equity transactions	(212,121)	(30,093)	(42,625)	(24,429)	(12,695)	(17,558)	-	(2,031)

Net change in contract owners’ equity	(216,404)	(11,232)	(43,761)	(20,290)	(13,675)	(15,210)	-	(1,985)
Contract owners’ equity beginning of period	216,404	227,636	43,761	64,051	13,675	28,885	-	1,985

Contract owners’ equity end of period	$-	216,404	-	43,761	-	13,675	-	-

CHANGES IN UNITS:
Beginning units	19,003	21,966	2,207	3,547	1,118	2,665	-	680
Units purchased	-	-	129	2	-	-	-	-
Units redeemed	(19,003)	(2,963)	(2,336)	(1,342)	(1,118)	(1,547)	-	(680)

Ending units	-	19,003	-	2,207	-	1,118	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC3
	2011	2010
Investment activity:
Net investment income (loss)	$-	(69)
Realized gain (loss) on investments	-	(162)
Change in unrealized gain (loss) on investments	-	619
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	388

Equity transactions:
Purchase payments received from contract owners (note 3)	-	6,917
Transfers between funds	-	(16,396)
Redemptions (note 3)	-	(28)
Annuity benefits	-	-
Contract maintenance charges (note 2)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(12)

Net equity transactions	-	(9,519)

Net change in contract owners’ equity	-	(9,131)
Contract owners’ equity beginning of period	-	9,131

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	839
Units purchased	-	637
Units redeemed	-	(1,476)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 8 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio-Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio-Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Mid Cap Growth Portfolio - Class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)*

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - Overseas Portfolio - Initial Class (FOP)*

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)

Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

*At December 31, 2011, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

Nationwide (or The Company) allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option Upon annuitant death, in addition to any death benefit pyable, an additional amount will be credited	-	0.40%

Maximum Variable Account Charges*	1.40%	1.80%

* When maximum options are elected.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	DSRG	JPMMV1	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

1.40%	$888,115	$12,389	$1,942	$12,933	$1,499	$5,321	$8,408	$14,008
1.80%	1,771	-	-	196	-	-	-	-

Totals	$889,886	$12,389	$1,942	$13,129	$1,499	$5,321	$8,408	$14,008

	MSEM	MSVRE	NVAMV1	HIBF	GEM3	GIG	GIG3	NVNMO1

1.40%	$247	$11,059	$16,391	$4,569	$5,967	$1,346	$1,075	$306
1.80%	-	-	99	-	-	-	-	-

	$247	$11,059	$16,490	$4,569	$5,967	$1,346	$1,075	$306

	NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA

1.40%	$317	$26,645	$50,025	$3,818	$413	$6,992	$18,078	$16,842
1.80%	-	89	100	-	-	-	-	-

	$317	$26,734	$50,125	$3,818	$413	$6,992	$18,078	$16,842

	GVDMC	MCIF	SAM	NVMIG3	NVMLG1	NVMMG1	NVMMV2	SCGF

1.40%	$13,012	$34,676	$54,013	$60	$340	$6,708	$18	$6,697
1.80%	-	118	-	-	-	-	-	-

	$13,012	$34,794	$54,013	$60	$340	$6,708	$18	$6,697

	SCVF	SCF	NVOLG1	EIF	NVRE1	ACVIG	ACVI	ACVI3

1.40%	$8,856	$17,486	$117,325	$4,160	$348	$8,836	$21,527	$3,685
1.80%	-	-	228	-	-	-	-	-

	$8,856	$17,486	$117,553	$4,160	$348	$8,836	$21,527	$3,685

	ACVU1	DVSCS	DCAP	FQB	FEIS	FGS	FHIS	FOS

1.40%	$692	$1,634	$12,970	$16,519	$36,884	$77,823	$12,751	$10,600
1.80%	-	-	71	94	257	230	51	-

	$692	$1,634	$13,041	$16,613	$37,141	$78,053	$12,802	$10,600

	FOSR	FVSS	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG

1.40%	$2,609	$5,288	$12,357	$47,177	$20,373	$8,918	$1,193	$16,385
1.80%	-	-	38	50	-	-	-	-

	$2,609	$5,288	$12,395	$47,227	$20,373	$8,918	$1,193	$16,385

	AMTP	AMSRS	OVGI	OVAG	VWEMR	VWEM	VWHAR	VWHA

1.40%	$5,348	$48	$38,821	$23,540	$2,878	$6,724	$5,630	$704
1.80%	-	-	84	66	-	-	-	-

	$5,348	$48	$38,905	$23,606	$2,878	$6,724	$5,630	$704

	GEF	GEF3	WSCP

1.40%	$1,449	$307	$156
1.80%	-	-	-

	$1,449	$307	$156

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $171,124 and $385,630, respectively, and total transfers from the Account to the fixed account were $1,207,187 and $1,033,854, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $ 48,028 and $95,046 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$56,256,511	$0	$0	$56,256,511

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases of Investments	Sales of Investments
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	$8,282	$162,402
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	20,751	27,981
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	2,462	108,692
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	43,064	53,652
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	-	55,800
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	273,323	417,245
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	13,711	90,222
Emerging Markets Debt Portfolio - Class I (MSEM)	1,050	11,097
U.S. Real Estate Portfolio - Class I (MSVRE)	13,622	91,522
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	21,103	436,693
Federated NVIT High Income Bond Fund - Class I (HIBF)	27,075	49,137
NVIT Emerging Markets Fund - Class III (GEM3)	81,734	81,492
NVIT International Equity Fund - Class I (GIG)	196,577	4,184
NVIT International Equity Fund - Class III (GIG3)	46,369	5,744
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,844	16,550
NVIT Core Bond Fund - Class I (NVCBD1)	672	3,575
NVIT Fund - Class I (TRF)	33,530	341,064
NVIT Government Bond Fund - Class I (GBF)	366,882	792,086
American Century NVIT Growth Fund - Class I (CAF)	20,743	130,863
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	9,277	3,515
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	243,096	680,832
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	50,026	763,821
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	24,487	76,298
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	32,381	551,336
NVIT Mid Cap Index Fund - Class I (MCIF)	55,963	371,452
NVIT Money Market Fund - Class I (SAM)	536,766	1,231,110
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	49	10,673
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	20,233	9,033
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	24,069	79,901
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	17	19
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	31,368	65,004
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,541	105,468
NVIT Multi-Manager Small Company Fund - Class I (SCF)	9,212	186,553
NVIT Large Cap Growth Fund - Class I (NVOLG1)	100,637	1,863,117
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	12,885	59,241
NVIT Real Estate Fund - Class I (NVRE1)	2,670	6,391
VP Income & Growth Fund - Class I (ACVIG)	51,469	183,321
VP International Fund - Class I (ACVI)	21,733	205,163
VP International Fund - Class III (ACVI3)	40,851	35,752
VP Ultra(R) Fund - Class I (ACVU1)	12,334	34,492
VP Value Fund - Class I (ACVV)	-	83
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	45,634	36,951
Appreciation Portfolio - Initial Shares (DCAP)	150,373	180,741
Quality Bond Fund II - Primary Shares (FQB)	84,111	218,003
VIP Fund - Contrafund Portfolio - Service Class (FCS)	-	26
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	76,233	633,668
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	-	10
VIP Fund - Growth Portfolio - Service Class (FGS)	59,807	1,096,537
VIP Fund - High Income Portfolio - Service Class (FHIS)	234,046	427,396
VIP Fund - Overseas Portfolio - Service Class (FOS)	10,962	84,143
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	6,508	35,321
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	9,558	57,286
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)	32,675	154,452
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)	52,394	737,119
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	31,162	334,415
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)	49,427	45,454
Guardian Portfolio - I Class Shares (AMGP)	9,197	15,753
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	50,162	292,045
Partners Portfolio - I Class Shares (AMTP)	-	77,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

Socially Responsive Portfolio - I Class Shares (AMSRS)		12	218
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)		-	138
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		48,465	646,298
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)		10,461	297,391
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)		18,633	64,375
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		5,181	59,157
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)		19,287	63,327
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		1,267	6,002
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)		1,340	213,580
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)		2,928	45,556
U.S. Equity Flex I Portfolio(obsolete) (WSCP)		74	12,852

	Total	3,470,755	15,238,230

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	1.40%	96,943	$8.22	$797,127	0.93%	-0.51%
2010	1.40%	114,849	8.26	949,188	0.89%	13.21%
2009	1.40%	129,413	7.30	944,757	1.00%	31.88%
2008	1.40%	153,521	5.54	849,808	0.79%	-35.34%
2007	1.40%	218,051	8.56	1,866,827	0.58%	6.27%
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	1.40%	9,265	14.38	133,282	1.28%	0.73%
2010	1.40%	9,764	14.28	139,423	1.07%	21.73%
2009	1.40%	7,906	11.73	92,730	0.00%	24.92%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	1.40% to 1.80%	92,492	8.97 to 11.17	831,307	0.25%	-8.24% to -8.61%
2010	1.40% to 1.80%	102,419	9.77 to 12.22	1,003,485	0.22%	4.99% to 4.56%
2009	1.40% to 1.80%	115,171	9.31 to 11.69	1,074,858	0.01%	43.97% to 43.39%
2008	1.40% to 1.80%	145,502	6.47 to 8.15	942,783	0.01%	-45.09% to -45.31%
2007	1.40% to 1.80%	201,817	11.78 to 14.90	2,380,341	0.16%	34.71% to 34.16%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	1.40%	4,721	13.56	64,033	0.00%	-10.08%
2010	1.40%	5,778	15.08	87,157	0.00%	22.78%
2009	1.40%	4,934	12.29	60,619	0.00%	54.90%
2008	1.40%	3,064	7.93	24,303	0.09%	-44.68%
2007	1.40%	3,085	14.34	44,235	0.32%	20.04%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	1.40%	70,575	4.55	320,800	0.00%	-9.93%
2010	1.40%	80,884	5.05	408,213	0.00%	22.66%
2009	1.40%	103,529	4.11	425,982	0.00%	54.70%
2008	1.40%	125,001	2.66	332,472	0.08%	-44.76%
2007	1.40%	161,814	4.81	779,091	0.31%	19.99%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	1.40%	18,501	19.54	361,559	0.30%	-33.28%
2010	1.40%	23,676	29.29	693,499	0.54%	23.28%
2009	1.40%	23,977	23.76	569,661	0.42%	76.57%
2008	1.40%	32,703	13.46	440,068	2.66%	-52.88%
2007	1.40%	32,485	28.56	927,720	0.50%	26.27%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	1.40%	65,223	11.15	727,406	0.38%	-33.28%
2010	1.40%	70,886	16.72	1,184,973	0.52%	23.27%
2009	1.40%	87,200	13.56	1,182,511	0.41%	76.57%
2008	1.40%	107,536	7.68	825,917	1.02%	-52.90%
2007	1.40%	173,906	16.31	2,835,769	0.44%	26.22%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	1.40%	390	31.05	12,111	4.60%	5.54%
2010	1.40%	740	29.42	21,774	4.02%	8.21%
2009	1.40%	809	27.19	21,998	7.30%	28.39%
2008	1.40%	1,466	21.18	31,049	5.79%	-16.17%
2007	1.40%	3,770	25.26	95,246	6.65%	5.03%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.40%	23,891	31.89	761,996	0.83%	4.44%
2010	1.40%	26,156	30.54	798,708	2.15%	28.14%
2009	1.40%	33,215	23.83	791,531	3.19%	26.56%
2008	1.40%	39,261	18.83	739,286	3.37%	-38.77%
2007	1.40%	52,917	30.75	1,627,283	1.16%	-18.24%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	1.40% to 1.80%	75,509	13.82 to 13.67	1,043,414	1.52%	-0.76% to -1.16%
2010	1.40% to 1.80%	105,148	13.93 to 13.83	1,464,159	0.15%	11.88% to 11.42%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	1.40%	18,203	16.59	301,941	8.33%	2.37%
2010	1.40%	20,941	16.20	339,323	8.64%	11.57%
2009	1.40%	21,012	14.52	305,164	8.49%	43.96%
2008	1.40%	64,035	10.09	646,032	8.87%	-29.00%
2007	1.40%	79,369	14.21	1,127,764	9.54%	1.68%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	1.40%	15,903	21.63	343,889	0.72%	-23.48%
2010	1.40%	16,310	28.26	460,956	0.07%	14.59%
2009	1.40%	18,346	24.66	452,457	1.29%	61.20%
2008	1.40%	13,819	15.30	211,426	1.05%	-58.42%
2007	1.40%	20,688	36.80	761,263	0.69%	43.50%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	1.40%	16,793	$10.42	$175,060	1.87%	-11.03%
2010	1.40%	261	11.72	3,058	0.73%	11.71%
2009	1.40%	932	10.49	9,775	1.12%	27.91%
2008	1.40%	983	8.20	8,061	1.39%	-46.81%
2007	1.40%	1,030	15.42	15,880	0.39%	25.36%
NVIT International Equity Fund - Class III (GIG3)
2011	1.40%	5,439	16.65	90,571	1.44%	-11.03%
2010	1.40%	3,244	18.72	60,732	0.70%	11.69%
2009	1.40%	5,931	16.76	99,389	1.07%	27.86%
2008	1.40%	7,691	13.11	100,802	1.11%	-46.80%
2007	1.40%	14,533	24.63	358,015	0.46%	25.36%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	1.40%	458	13.24	6,062	0.47%	-12.85%
2010	1.40%	1,594	15.19	24,211	0.17%	13.99%
2009	1.40%	2,164	13.32	28,835	0.10%	33.25%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	1.40%	1,865	11.60	21,637	2.95%	5.11%
2010	1.40%	2,156	11.04	23,797	2.93%	5.56%
2009	1.40%	236	10.46	2,468	1.26%	4.57%	****
NVIT Fund - Class I (TRF)
2011	1.40% to 1.80%	170,388	10.11 to 9.91	1,723,072	1.13%	-0.88% to -1.28%
2010	1.40% to 1.80%	199,343	10.20 to 10.04	2,033,729	1.00%	11.86% to 11.41%
2009	1.40% to 1.80%	228,796	9.12 to 9.01	2,086,719	1.33%	24.33% to 23.83%
2008	1.40% to 1.80%	289,598	7.34 to 7.28	2,124,296	1.35%	-42.37% to -42.61%
2007	1.40% to 1.80%	418,780	12.73 to 12.68	5,331,025	1.03%	6.66% to 6.22%
NVIT Government Bond Fund - Class I (GBF)
2011	1.40% to 1.80%	211,415	16.82 to 14.40	3,556,067	2.93%	5.76% to 5.33%
2010	1.40% to 1.80%	242,160	15.91 to 13.67	3,851,533	2.87%	3.31% to 2.90%
2009	1.40% to 1.80%	313,063	15.40 to 13.29	4,819,729	3.33%	1.25% to 0.84%
2008	1.40% to 1.80%	382,890	15.21 to 13.18	5,822,009	4.09%	6.21% to 5.78%
2007	1.40% to 1.80%	575,308	14.32 to 12.46	8,236,653	4.38%	5.65% to 5.22%
American Century NVIT Growth Fund - Class I (CAF)
2011	1.40%	31,767	6.24	198,329	0.53%	-2.08%
2010	1.40%	48,442	6.38	308,852	0.62%	17.58%
2009	1.40%	55,242	5.42	299,548	0.56%	31.60%
2008	1.40%	66,745	4.12	275,011	0.26%	-39.57%
2007	1.40%	91,019	6.82	620,557	0.16%	17.86%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	1.40%	2,324	12.88	29,929	1.83%	-5.27%
2010	1.40%	1,917	13.60	26,062	1.47%	13.03%
2009	1.40%	5,743	12.03	69,079	0.87%	25.42%
2008	1.40%	37,891	9.59	363,379	2.08%	-37.73%
2007	1.40%	37,830	15.40	582,603	2.13%	4.47%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	1.40%	36,840	12.74	469,431	1.83%	1.49%
2010	1.40%	71,864	12.55	902,251	2.24%	4.41%
2009	1.40%	88,182	12.02	1,060,358	1.86%	7.56%
2008	1.40%	103,509	11.18	1,157,205	3.39%	-7.34%
2007	1.40%	121,780	12.07	1,469,295	3.42%	3.90%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	1.40%	81,793	13.14	1,074,636	1.90%	-1.44%
2010	1.40%	135,599	13.33	1,807,518	1.97%	9.36%
2009	1.40%	160,995	12.19	1,962,338	1.53%	17.47%
2008	1.40%	194,274	10.38	2,015,847	2.73%	-24.27%
2007	1.40%	247,024	13.70	3,384,735	2.68%	4.17%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	1.40%	84,731	13.16	1,114,664	2.03%	-3.49%
2010	1.40%	89,206	13.63	1,216,023	1.91%	11.26%
2009	1.40%	99,881	12.25	1,223,795	1.31%	22.65%
2008	1.40%	116,524	9.99	1,164,046	2.41%	-32.35%
2007	1.40%	145,002	14.77	2,141,309	2.17%	4.66%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	1.40%	57,312	13.20	756,695	2.12%	0.64%
2010	1.40%	97,147	13.12	1,274,524	2.12%	7.00%
2009	1.40%	112,396	12.26	1,378,132	1.74%	12.96%
2008	1.40%	126,164	10.85	1,369,506	3.03%	-16.23%
2007	1.40%	171,697	12.96	2,224,964	2.83%	4.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	1.40% to 1.80%	104,621	$ 20.98 to $ 15.24	$2,192,782	0.76%	-3.91% to -4.30%
2010	1.40% to 1.80%	119,764	21.83 to 15.92	2,612,416	1.24%	24.44% to 23.93%
2009	1.40% to 1.80%	141,185	17.55 to 12.85	2,475,173	0.98%	34.84% to 34.29%
2008	1.40% to 1.80%	164,438	13.01 to 9.57	2,138,144	1.21%	-37.35% to -37.61%
2007	1.40% to 1.80%	236,524	20.77 to 15.33	4,910,275	1.40%	6.05% to 5.61%
NVIT Money Market Fund - Class I (SAM)
2011	1.40%	330,014	11.03	3,641,308	0.00%	-1.40%
2010	1.40%	387,456	11.19	4,335,655	0.00%	-1.40%
2009	1.40%	477,214	11.35	5,415,861	0.05%	-1.36%
2008	1.40%	806,754	11.51	9,281,870	1.98%	0.62%
2007	1.40%	750,179	11.43	8,577,361	4.79%	3.32%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	1.40%	247	13.51	3,338	1.08%	-10.63%
2010	1.40%	950	15.12	14,365	0.85%	12.44%
2009	1.40%	725	13.45	9,750	0.00%	34.48%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	1.40%	1,728	13.71	23,686	0.01%	-4.26%
2010	1.40%	961	14.32	13,759	0.04%	13.89%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	1.40%	29,693	14.52	431,122	0.00%	-5.57%
2010	1.40%	32,827	15.38	504,744	0.00%	25.04%
2009	1.40%	35,630	12.30	438,118	0.00%	22.96%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	1.40%	91	14.62	1,330	0.83%	-3.69%
2010	1.40%	91	15.18	1,381	1.33%	17.96%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	1.40%	39,690	11.02	437,245	0.00%	-2.04%
2010	1.40%	42,107	11.25	473,515	0.00%	23.69%
2009	1.40%	43,895	9.09	399,070	0.00%	25.68%
2008	1.40%	51,998	7.23	376,154	0.00%	-47.17%
2007	1.40%	71,209	13.69	975,090	0.00%	8.21%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	1.40%	26,838	20.78	557,701	0.44%	-6.40%
2010	1.40%	31,027	22.20	688,810	0.60%	24.83%
2009	1.40%	36,895	17.78	656,117	0.55%	24.45%
2008	1.40%	56,190	14.29	802,943	1.05%	-33.10%
2007	1.40%	82,598	21.36	1,764,384	1.03%	-8.21%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	1.40%	56,947	19.88	1,132,268	0.52%	-6.88%
2010	1.40%	64,819	21.35	1,384,031	0.28%	23.57%
2009	1.40%	78,588	17.28	1,357,977	0.27%	32.82%
2008	1.40%	88,152	13.01	1,146,878	0.75%	-39.06%
2007	1.40%	125,923	21.35	2,688,180	0.08%	0.69%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	1.40% to 1.80%	546,210	13.38 to 13.24	7,308,019	0.66%	-3.60% to -3.99%
2010	1.40% to 1.80%	669,883	13.88 to 13.79	9,297,338	0.06%	7.28% to 6.84%
2009	1.40%	648	12.94	8,384	0.10%	29.38%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	1.40%	28,961	9.45	273,705	1.31%	-3.69%
2010	1.40%	33,629	9.81	330,020	1.51%	14.15%
2009	1.40%	38,434	8.60	330,403	1.11%	26.75%
2008	1.40%	37,831	6.78	256,584	1.89%	-37.87%
2007	1.40%	60,057	10.92	655,659	1.83%	-3.59%
NVIT Real Estate Fund - Class I (NVRE1)
2011	1.40%	1,211	19.80	23,973	0.87%	5.01%
2010	1.40%	1,399	18.85	26,372	1.95%	28.36%
2009	1.40%	1,092	14.69	16,037	0.80%	46.86%	****
VP Income & Growth Fund - Class I (ACVIG)
2011	1.40%	55,795	10.29	574,096	1.52%	1.67%
2010	1.40%	68,169	10.12	689,886	1.52%	12.55%
2009	1.40%	75,256	8.99	676,685	4.75%	16.44%
2008	1.40%	114,633	7.72	885,199	2.15%	-35.50%
2007	1.40%	160,096	11.97	1,916,808	2.10%	-1.47%
VP International Fund - Class I (ACVI)
2011	1.40%	126,979	10.20	1,295,048	1.40%	-13.27%
2010	1.40%	142,631	11.76	1,677,303	2.44%	11.71%
2009	1.40%	163,178	10.53	1,717,807	2.04%	31.89%
2008	1.40%	177,711	7.98	1,418,431	0.87%	-45.60%
2007	1.40%	249,312	14.67	3,657,774	0.79%	16.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class III (ACVI3)
2011	1.40%	17,729	$12.46	$220,864	1.31%	-13.27%
2010	1.40%	17,950	14.36	257,852	2.40%	11.71%
2009	1.40%	20,879	12.86	268,476	1.97%	31.89%
2008	1.40%	39,720	9.75	387,245	0.86%	-45.60%
2007	1.40%	56,154	17.92	1,006,323	0.69%	16.40%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.40%	3,097	10.71	33,166	0.00%	-0.35%
2010	1.40%	5,092	10.74	54,701	0.47%	14.46%
2009	1.40%	3,608	9.39	33,862	0.28%	32.60%
2008	1.40%	3,624	7.08	25,651	0.00%	-42.30%
2007	1.40%	5,616	12.27	68,894	0.00%	19.31%
VP Value Fund - Class I (ACVV)
2009	1.40% to 1.80%	111,300	15.24 to 12.39	1,695,143	5.79%	18.19% to 17.71%
2008	1.40% to 1.80%	165,273	12.90 to 10.52	2,130,331	2.55%	-27.80% to -28.10%
2007	1.40% to 1.80%	219,882	17.86 to 14.63	3,926,114	1.76%	-6.47% to -6.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	1.40%	7,005	14.98	104,953	0.69%	-0.84%
2010	1.40%	6,427	15.11	97,110	0.65%	24.07%
2009	1.40%	9,492	12.18	115,588	2.64%	23.28%
2008	1.40%	10,443	9.88	103,169	0.96%	-31.88%
2007	1.40%	19,788	14.50	286,989	0.42%	-2.05%
Appreciation Portfolio - Initial Shares (DCAP)
2011	1.40% to 1.80%	78,713	12.53 to 11.47	986,260	1.69%	7.49% to 7.05%
2010	1.40% to 1.80%	81,437	11.66 to 10.72	949,191	2.33%	13.70% to 13.24%
2009	1.40% to 1.80%	101,158	10.26 to 9.46	1,036,969	2.75%	20.84% to 20.35%
2008	1.40% to 1.80%	129,293	8.49 to 7.86	1,096,900	2.06%	-30.54% to -30.82%
2007	1.40% to 1.80%	170,608	12.22 to 11.37	2,083,939	1.77%	5.62% to 5.19%
Quality Bond Fund II - Primary Shares (FQB)
2011	1.40% to 1.80%	67,358	16.39 to 14.13	1,103,286	5.17%	0.84% to 0.44%
2010	1.40% to 1.80%	78,193	16.25 to 14.07	1,270,132	5.15%	6.99% to 6.55%
2009	1.40% to 1.80%	105,771	15.19 to 13.20	1,606,200	7.01%	18.75% to 18.27%
2008	1.40% to 1.80%	137,716	12.79 to 11.16	1,761,283	5.63%	-8.59% to -8.96%
2007	1.40% to 1.80%	219,774	14.00 to 12.26	3,075,147	5.00%	3.90% to 3.48%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	1.40% to 1.80%	452,254	13.37 to 13.05	6,044,070	1.27%	33.77% to 33.22%
2008	1.40% to 1.80%	540,024	9.99 to 9.80	5,395,389	0.78%	-43.42% to -43.65%
2007	1.40% to 1.80%	707,919	17.66 to 17.39	12,500,526	0.70%	15.85% to 15.38%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	1.40% to 1.80%	194,336	12.05 to 10.46	2,341,213	2.25%	-0.55% to -0.95%
2010	1.40% to 1.80%	241,813	12.12 to 10.56	2,927,607	1.63%	13.48% to 13.02%
2009	1.40% to 1.80%	301,086	10.68 to 9.34	3,212,867	2.14%	28.21% to 27.69%
2008	1.40% to 1.80%	369,965	8.33 to 7.32	3,078,390	1.96%	-43.51% to -43.74%
2007	1.40% to 1.80%	542,801	14.75 to 13.00	7,998,043	1.48%	-0.01% to -0.42%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	59,776	6.54	391,021	0.38%	43.68%
2008	1.40%	65,920	4.55	300,125	0.25%	-55.69%
2007	1.40%	112,503	10.28	1,156,005	0.00%	21.31%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	1.40% to 1.80%	561,651	8.71 to 8.31	4,892,714	0.25%	-1.26% to -1.66%
2010	1.40% to 1.80%	670,629	8.82 to 8.45	5,916,030	0.17%	22.32% to 21.83%
2009	1.40% to 1.80%	770,987	7.21 to 6.94	5,560,387	0.32%	26.35% to 25.84%
2008	1.40% to 1.80%	927,408	5.71 to 5.51	5,293,609	0.63%	-47.97% to -48.19%
2007	1.40% to 1.80%	1,227,804	10.97 to 10.64	13,471,129	0.67%	25.09% to 24.58%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	1.40%	58,070	12.82	744,317	5.65%	2.47%
2010	1.40% to 1.80%	77,421	12.51 to 15.77	969,560	7.56%	12.20% to 11.74%
2009	1.40% to 1.80%	64,454	11.15 to 14.12	719,619	7.62%	41.76% to 41.19%
2008	1.40% to 1.80%	67,240	7.86 to 10.00	529,553	7.09%	-26.11% to -26.41%
2007	1.40% to 1.80%	120,548	10.64 to 13.59	1,284,114	7.35%	1.21% to 0.80%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	1.40%	65,388	9.41	615,403	1.24%	-18.39%
2010	1.40%	71,845	11.53	828,507	1.25%	11.41%
2009	1.40%	83,463	10.35	863,888	2.06%	24.67%
2008	1.40%	92,927	8.30	771,537	2.14%	-44.65%
2007	1.40%	128,952	15.00	1,934,392	3.04%	15.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	1.40%	12,413	$12.07	$149,800	1.22%	-18.46%
2010	1.40%	14,453	14.80	213,887	1.19%	11.43%
2009	1.40%	18,076	13.28	240,070	2.08%	24.72%
2008	1.40%	19,429	10.65	206,907	2.17%	-44.67%
2007	1.40%	27,204	19.25	523,552	3.27%	15.58%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	1.40%	24,396	13.14	320,489	0.84%	-10.12%
2010	1.40%	27,884	14.62	407,550	0.48%	24.69%
2009	1.40%	25,734	11.72	301,670	1.10%	55.19%
2008	1.40%	7,039	7.55	53,170	0.59%	-51.86%
2007	1.40%	9,497	15.69	149,019	0.94%	4.11%
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2011	1.40%	90,692	9.16	830,724	3.11%	6.39%
2010	1.40% to 1.80%	106,302	8.61 to 8.48	915,174	3.45%	10.69% to 10.24%
2009	1.40% to 1.80%	160,306	7.78 to 7.69	1,246,851	3.27%	21.18% to 20.69%
2008	1.40% to 1.80%	189,183	6.42 to 6.37	1,214,252	0.85%	-35.93% to -36.19%
2007	1.40% to 1.80%	276,791	10.02 to 9.99	2,772,859	2.79%	0.18% to -0.10%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
2011	1.40% to 1.80%	354,459	8.06 to 7.91	2,857,710	1.26%	-7.51% to -7.88%
2010	1.40% to 1.80%	434,007	8.72 to 8.59	3,783,041	1.64%	14.97% to 14.51%
2009	1.40% to 1.80%	522,000	7.58 to 7.50	3,957,515	1.32%	27.55% to 27.03%
2008	1.40% to 1.80%	633,084	5.94 to 5.90	3,762,993	1.41%	-37.47% to -37.72%
2007	1.40% to 1.80%	946,802	9.51 to 9.48	8,999,622	2.53%	-4.95% to -5.21%	****
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2011	1.40%	100,741	13.31	1,341,120	2.11%	3.49%
2010	1.40%	124,160	12.86	1,597,185	2.79%	7.93%
2009	1.40%	159,628	11.92	1,902,529	1.85%	22.76%
2008	1.40%	208,194	9.71	2,021,351	1.16%	-36.53%
2007	1.40%	288,388	15.30	4,411,144	1.07%	2.44%
Western Asset Variable Global High Yield Bond Portfolio - Class I (SBVHY)
2011	1.40%	31,081	19.61	609,386	7.77%	0.29%
2010	1.40%	32,871	19.55	642,608	8.39%	13.31%
2009	1.40%	39,317	17.25	678,338	10.16%	53.38%
2008	1.40%	51,620	11.25	580,638	8.25%	-31.79%
2007	1.40%	106,828	16.49	1,761,739	5.93%	-1.47%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.40%	5,761	13.60	78,356	0.46%	-4.30%
2010	1.40%	6,172	14.21	87,714	0.30%	17.35%
2009	1.40%	13,539	12.11	163,954	1.10%	27.87%
2008	1.40%	20,135	9.47	190,697	0.48%	-38.13%
2007	1.40%	31,805	15.31	486,831	0.30%	5.88%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.40%	72,312	14.21	1,027,388	0.00%	-0.93%
2010	1.40%	87,349	14.34	1,252,658	0.00%	27.29%
2009	1.40%	99,616	11.27	1,122,291	0.00%	29.76%
2008	1.40%	142,153	8.68	1,234,251	0.00%	-44.16%
2007	1.40%	177,362	15.55	2,757,994	0.00%	20.80%
Partners Portfolio - I Class Shares (AMTP)
2011	1.40%	25,407	12.12	307,964	0.00%	-12.60%
2010	1.40%	30,683	13.87	425,502	0.66%	14.05%
2009	1.40%	41,255	12.16	501,641	2.65%	53.89%
2008	1.40%	43,622	7.90	344,678	0.49%	-53.06%
2007	1.40%	52,079	16.83	876,681	0.60%	7.80%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	1.40%	262	12.66	3,317	0.34%	-4.43%
2010	1.40%	275	13.25	3,643	0.03%	21.14%
2009	1.40%	823	10.94	9,012	1.73%	29.59%
2008	1.40%	2,210	8.44	18,652	2.36%	-40.29%
2007	1.40%	1,972	14.13	27,874	0.13%	6.10%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40% to 1.80%	292,665	10.17 to 7.83	2,975,041	0.33%	42.50% to 41.92%
2008	1.40% to 1.80%	340,114	7.14 to 5.51	2,426,481	0.16%	-46.28% to -46.50%
2007	1.40% to 1.80%	490,044	13.29 to 10.31	6,509,233	0.26%	12.54% to 12.08%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	1.40% to 1.80%	251,547	10.12 to 10.02	2,545,529	0.90%	-1.41% to -1.81%
2010	1.40% to 1.80%	308,870	10.26 to 10.20	3,170,377	1.15%	14.48% to 14.02%
2009	1.40% to 1.80%	364,593	8.97 to 8.95	3,268,914	2.00%	26.49% to 25.98%
2008	1.40% to 1.80%	451,093	7.09 to 7.10	3,197,488	1.65%	-39.33% to -39.58%
2007	1.40% to 1.80%	636,940	11.68 to 11.75	7,442,006	1.10%	2.95% to 2.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 8

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	1.40%	170,415	$8.69	$1,481,761	0.00%	-0.32%
2010	1.40% to 1.80%	198,921	8.72 to 8.60	1,735,007	0.00%	25.68% to 25.17%
2009	1.40% to 1.80%	230,821	6.94 to 6.87	1,601,885	0.00%	30.75% to 30.22%
2008	1.40% to 1.80%	252,007	5.31 to 5.28	1,337,613	0.00%	-49.78% to -49.99%
2007	1.40% to 1.80%	372,119	10.57 to 10.55	3,933,186	0.00%	4.84% to 4.41%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	1.40%	6,919	20.49	141,762	1.11%	-26.79%
2010	1.40%	8,795	27.99	246,155	0.57%	25.09%
2009	1.40%	8,682	22.37	194,254	0.09%	110.41%
2008	1.40%	14,358	10.63	152,678	0.00%	-65.25%
2007	1.40%	23,930	30.60	732,178	0.40%	35.63%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	1.40%	14,576	25.42	370,512	1.07%	-26.78%
2010	1.40%	16,147	34.71	560,539	0.58%	25.07%
2009	1.40%	16,891	27.76	468,845	0.16%	110.20%
2008	1.40%	17,574	13.21	232,071	0.00%	-65.27%
2007	1.40%	30,670	38.03	1,166,312	0.57%	35.68%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	1.40%	10,440	28.46	297,131	1.17%	-17.57%
2010	1.40%	12,318	34.52	425,244	0.35%	27.45%
2009	1.40%	11,871	27.09	321,553	0.22%	55.41%
2008	1.40%	9,873	17.43	172,079	0.31%	-46.85%
2007	1.40%	11,401	32.79	373,893	0.13%	43.28%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	1.40%	1,064	38.19	40,633	1.20%	-17.62%
2010	1.40%	1,184	46.36	54,886	0.37%	27.43%
2009	1.40%	1,313	36.38	47,765	0.30%	55.33%
2008	1.40%	1,699	23.42	39,791	0.36%	-46.88%
2007	1.40%	5,827	44.09	256,912	0.14%	43.31%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	19,003	11.39	216,404	1.02%	9.90%
2009	1.40%	21,966	10.36	227,636	1.05%	23.25%
2008	1.40%	24,085	8.41	202,495	0.70%	-45.12%
2007	1.40%	33,398	15.32	511,674	0.35%	18.21%
Gartmore NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.40%	2,207	19.83	43,761	0.93%	9.80%
2009	1.40%	3,547	18.06	64,051	1.02%	23.25%
2008	1.40%	4,793	14.65	70,225	0.59%	-45.11%
2007	1.40%	10,842	26.69	289,389	0.47%	18.25%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	71,928	5.33	383,412	0.00%	-46.87%
2007	1.40%	107,189	10.03	1,075,387	0.00%	7.48%
NVIT Technology & Communications Fund - Class I(obsolete) (GGTC)
2009	1.40%	680	2.92	1,985	0.00%	50.33%
2008	1.40%	682	1.94	1,324	0.00%	-49.29%
2007	1.40%	684	3.83	2,619	0.00%	18.40%
NVIT Technology & Communications Fund - Class III(obsolete) (GGTC3)
2009	1.40%	839	10.87	9,131	0.00%	50.31%
2008	1.40%	505	7.23	3,652	0.00%	-49.31%
2007	1.40%	2,002	14.27	28,561	0.00%	18.49%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.40%	4,980	9.39	46,763	1.18%	-34.14%
2007	1.40%	8,121	14.26	115,795	0.97%	1.01%
U.S. Equity Flex I Portfolio(obsolete) (WSCP)
2010	1.40%	1,118	12.23	13,675	0.15%	12.86%
2009	1.40%	2,665	10.84	28,885	0.00%	8.38%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	2,623	8.70	22,811	2.89%	-37.08%
2007	1.40%	2,729	13.82	37,719	0.77%	0.35%

2011	Reserves for annuity contracts in payout phase:			0
2011	Contract owners equity:			$56,256,397
2010	Reserves for annuity contracts in payout phase:			0
2010	Contract owners equity:			$70,198,443
2009	Reserves for annuity contracts in payout phase:			0
2009	Contract owners equity:			$73,345,721
2008	Reserves for annuity contracts in payout phase:			43,537
2008	Contract owners equity:			$74,582,700
2007	Reserves for annuity contracts in payout phase:			177,496
2007	Contract owners equity:			$156,167,396

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.